UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Florida Municipal 2020 Term Trust (BFO)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Florida - 145.4%

Corporate - 8.8%	County of Escambia Florida, RB, Series A, Environmental, AMT, 5.75%, 11/01/27	$4,000	$3,773,320
	Hillsborough County IDA, RB, Tampa Electric Co. Project, 5.50%, 10/01/23	1,955	1,975,879
	Hillsborough County IDA, RB, Tampa Electric, Series A, 5.65%, 5/15/18	1,000	1,073,450

			6,822,649

County/City/Special District/School District - 62.6%	Broward County School Board, Florida, COP, Series A (FSA), 5.25%, 7/01/22	2,500	2,625,875
	County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	5,871,711
	County of Miami-Dade Florida, RB, Sub-Series B (MBIA), 5.63%, 10/01/32 (a)	7,560	1,650,953
	County of Miami-Dade Florida, Refunding RB, Sub-Series A (MBIA), 5.32%, 10/01/19 (a)	5,365	3,079,617
	County of Miami-Dade Florida, Refunding RB, Sub-Series A (MBIA), 5.29%, 10/01/20 (a)	10,000	5,367,600
	County of Orange Florida, Refunding RB, Series A (MBIA), 5.13%, 1/01/22	2,200	2,289,914
	Hillsborough County School Board, COP (MBIA), 5.00%, 7/01/27	1,000	1,010,270
	Miami-Dade County Educational Facilities Authority, Florida, RB, University Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	2,000	2,258,880
	Miami-Dade County School Board, Florida, COP, Series B (AGC), 5.25%, 5/01/21	4,000	4,296,840
	Northern Palm Beach County Improvement District, RB, Water Control & Improvement 43, 6.10%, 8/01/11 (b)	2,735	2,968,131
	Northern Palm Beach County & Improvement District, RB, Water Control Improvement 43, 6.10%, 8/01/21	380	362,794
	Northern Palm Beach County Improvement District, Special Assessment, Refunding, Water Control & Improvement, No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	715,000
	Northern Palm Beach County Improvement District, Special Assessment, Refunding, Water Control & Improvement, No. 43, Series B (ACA), 5.00%, 8/01/31	1,000	664,900
	Sterling Hill Community Development District, Special Assessment, Series A, 6.10%, 5/01/23	4,105	3,891,827
	Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13	2,425	1,965,099

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
VHA	Veterans Hospital Administration

BlackRock Florida Municipal 2020 Term Trust (BFO)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Tolomato Community Development District, Special Assessment, 6.38%, 5/01/17	$1,300	$1,104,090
	Village Center Community Development District Recreational, RB, Sub-Series B, 6.35%, 1/01/18	2,000	1,870,380
	Village Center Community Development District Utility, RB (MBIA), 5.25%, 10/01/23	5,000	4,927,050
	Village Community Development District No. 5, Florida, Special Assessment, Series A, 6.00%, 5/01/22	1,285	1,285,000
	Watergrass Community Development District, Special Assessment, Series B, 5.13%, 11/01/14	1,000	545,170

			48,751,101

Education - 1.0%	Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	766,267

Health - 16.4%	Escambia County Health Facilities Authority, RB, Florida Health Care Facilities Loan, VHA Program (AMBAC), 5.95%, 7/01/20	461	469,243
	Halifax Hospital Medical Center, RB, Refunding & Improvement, Series A, 5.25%, 6/01/26	2,500	2,456,450
	Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/22	1,500	1,487,565
	Lee County IDA, Florida, Refunding RB, Shell Point, Alliance Community Project, 5.00%, 11/15/22	1,500	1,281,660
	Marion County Hospital District, Florida, RB, Refunding & Improvement, Health System, Munroe Registered, 5.00%, 10/01/22	1,500	1,417,950
	Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	675	679,226
	Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	4,450	4,981,019

			12,773,113

Hospitals/Healthcare - 2.8%	Highlands County Health Facilities Authority, RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20 (c)	2,155	2,216,676

Housing - 3.6%	Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (GNMA), 4.70%, 7/01/22	1,890	1,892,174
	Jacksonville HFA, RB, Series A-1, AMT (GNMA), 5.63%, 10/01/39	910	931,239

			2,823,413

State - 14.5%	Florida Municipal Loan Council, RB, CAB, Series A (MBIA), 5.18%, 4/01/20 (a)	4,000	2,249,760
	Florida State Board of Education, GO, Public Education, Series I, 5.00%, 6/01/18	500	545,920
	Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,442,433
	Florida State Board of Education, RB, Series B, 5.00%, 7/01/23	2,000	2,088,760

			11,326,873

Transportation - 3.9%	County of Lee Florida, Refunding RB, Series B (AMBAC), 5.00%, 10/01/22	3,000	3,035,070

Utilities - 27.6%	City of Deltona Florida, RB (MBIA), 5.00%, 10/01/23	1,095	1,122,342
	City of Lakeland Florida, RB, Refunding & Improvement, 5.00%, 10/01/27	1,000	1,018,700
	City of Marco Island Florida, RB (MBIA), 5.25%, 10/01/21	1,000	1,020,870
	City of Marco Island Florida, RB (MBIA), 5.00%, 10/01/22	2,000	2,019,040
	City of Marco Island Florida, RB (MBIA), 5.00%, 10/01/23	1,375	1,384,171

BlackRock Florida Municipal 2020 Term Trust (BFO)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	City of Palm Coast Florida, RB (MBIA), 5.00%, 10/01/22	$1,770	$1,799,825
	City of Palm Coast Florida, RB (MBIA), 5.00%, 10/01/23	1,485	1,506,562
	City of Palm Coast Florida, RB (MBIA), 5.00%, 10/01/24	1,500	1,518,015
	Sumter County IDA, RB, North Sumter Utility Co. LLC, AMT, 6.80%, 10/01/32	1,145	1,057,808
	Tohopekaliga Water Authority, RB, Series A (FSA), 5.00%, 10/01/21	3,630	3,733,564
	Tohopekaliga Water Authority, RB, Series A (FSA), 5.00%, 10/01/23	2,000	2,044,860
	Tohopekaliga Water Authority, RB, Series B (FSA), 5.00%, 10/01/22	1,975	2,052,835
	Tohopekaliga Water Authority, RB, Series B (FSA), 5.00%, 10/01/23	1,180	1,222,374

			21,500,966

Utilities: Water & Sewer - 4.2%	County of Miami-Dade Florida, Refunding RB, System, Series B (FSA), 5.25%, 10/01/19	3,000	3,300,090

	Total Municipal Bonds in Florida		113,316,218

U.S. Virgin Islands - 1.7%

Corporate - 1.7%	Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 4.70%, 7/01/22	1,500	1,360,800

	Total Municipal Bonds in the U.S. Virgin Islands		1,360,800

	Total Municipal Bonds - 147.1%		114,677,018

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

Florida - 11.4%

County/City/Special District/School District - 8.4%	Palm Beach County School District, COP, Refunding, Series D (FSA), 5.00%, 8/01/28	6,510	6,561,103

Housing - 3.0%	Lee County HFA, RB, Multi-County Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	1,290	1,383,964
	Manatee County HFA, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	917	933,583

			2,317,547

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 11.4%		8,878,650

	Total Long-Term Investments (Cost - $126,173,865) - 158.5%		123,555,668

	Short-Term Securities	Shares

	CMA Florida Municipal Money Fund, 0.00% (e)(f)	2,720,760	2,720,760

	Total Short-Term Securities (Cost - $2,720,760) - 3.5%		2,720,760

	Total Investments (Cost - $128,894,625*) - 162.0%		126,276,428
	Liabilities in Excess of Other Assets - (1.1)%		(860,111)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (5.9)%		(4,578,101)
	Preferred Shares, at Redemption Value - (55.0)%		(42,903,505)

	Net Assets Applicable to Common Shares - 100.0%		$77,934,711

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$124,265,334

Gross unrealized appreciation	$1,831,329
Gross unrealized depreciation	(4,393,808)

Net unrealized depreciation	$(2,562,479)

BlackRock Florida Municipal 2020 Term Trust (BFO)

Schedule of Investments October 31, 2009 (Unaudited)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

Counterparty	Market Value	Unrealized Depreciation

B.C. Ziegler	$2,216,676	$(1,552)

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	$2,600,025	$105

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$2,720,760
Level 2- Long-Term Investments[1]	123,555,668
Level 3	—

Total	$126,276,428

[1]	See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: December 18, 2009